Document and Entity Information	May 05, 2026
Document and Entity Information
Document Type	S-4
Entity Registrant Name	ATII Holdings Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002101833
Amendment Flag	false